RESTRICTED CASH, CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Disclosure Of Restricted Cash And Cash Equivalents Explanatory

Amounts in € ‘000	2020	2019
Restricted cash (non-current)	415	2,268
Restricted cash (current)	810	—
Cash and cash equivalents	167,068	66,299